SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease expense	$ 64,361	$ 67,290
Short-term lease expense	1,204	938
Total operating lease expenses	65,565	68,228
Amortization expense	25,150	26,463
Interest expense	1,299	2,850
Total financing lease expenses	26,449	29,313
Total lease expenses	$ 92,014	$ 97,541